OTHER CURRENT AND NON-CURRENT ASSETS - Noncurrent (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021
OTHER CURRENT AND NON-CURRENT ASSETS
Customer acquisition costs	$ 27,086	$ 27,318
Other long-term assets	8,009	7,944
Other non-current assets	$ 35,095	$ 35,262